Borrowings and financial liabilities - Accounting treatment convertible notes (Details) € / shares in Units, € in Thousands			12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 31, 2020 item shares	Dec. 31, 2019 EUR (€) item € / shares shares	Dec. 27, 2019 EUR (€) item € / shares shares	Aug. 21, 2019 EUR (€) item € / shares shares
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Change in fair value	€ (346)
Bonds converted to new shares | item			310	242
Discount rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation	8		8
Convertible notes
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Redemption premium recognized in financial expenses				€ 301
Tranche 1
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item		58		58		300
Number of shares issuable upon conversion | shares		3,222,222		3,222,222		6,976,744
Conversion price per share | € / shares		€ 0.18		€ 0.18		€ 0.43
Value of the derivative instrument (in thousands of )		€ 106		€ 106		€ 819
Change in fair value	€ (106)	€ (714)
Number of shares issued upon conversion of bonds | shares			10,849,841	10,499,841
Tranche 1 | Expected term
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation | item		1		1		3
Tranche 1 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		101.29		101.29		83.16
Tranche 1 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		(0.68)		(0.68)		(0.78)
Tranche 2
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Number of outstanding convertible notes | item		150		150	150
Number of shares issuable upon conversion | shares		7,500,000		7,500,000	7,500,000
Conversion price per share | € / shares		€ 0.20		€ 0.20	€ 0.20
Value of the derivative instrument (in thousands of )		€ 346		€ 346	€ 364
Change in fair value		€ (19)
Number of shares issued upon conversion of bonds | shares			3,050,000
Tranche 2 | Expected term
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation | item		3		3	3
Tranche 2 | Volatility
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		119.15		119.15	119.15
Tranche 2 | Risk-free rate
Disclosure of significant unobservable inputs used in fair value measurement of assets [abstract]
Input to valuation		(0.78)		(0.78)	(0.78)